Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Future Amortization Expenses) (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
2015	$ 222,529	$ 236,019
2016	199,136	219,485
2017	126,019	197,061
2018	41,451	127,730
2019	$ 35,217	$ 42,274